RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended													6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended																				1 Months Ended			1 Months Ended
	Jun. 30, 2014 vessel	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Frontline Charterers, Deep Sea and UFC [Member]	Jun. 30, 2013 Frontline Charterers, Deep Sea and UFC [Member]	Dec. 31, 2013 Frontline Charterers, Deep Sea and UFC [Member]	Jun. 30, 2014 Frontline Charterers [Member] vessel	Jun. 30, 2013 Frontline Charterers [Member]	Dec. 31, 2013 Frontline Charterers [Member] vessel	Jun. 30, 2014 Deep Sea [Member] vessel	Dec. 31, 2013 Deep Sea [Member] vessel	Jun. 30, 2014 United Freight Carriers Inc [Member] vessel	Dec. 31, 2013 United Freight Carriers Inc [Member] vessel	Jun. 30, 2014 Frontline Charterers, Deep Sea [Member]	Dec. 31, 2013 Frontline Charterers, Deep Sea [Member]	Jun. 30, 2014 Frontline Ltd [Member]	Dec. 31, 2013 Frontline Ltd [Member]	Jun. 30, 2014 NADL [Member]	Dec. 31, 2013 NADL [Member]	Jun. 30, 2014 Frontline Management [Member]	Dec. 31, 2013 Frontline Management [Member]	Jun. 30, 2014 Golar Management UK Limited [Member]	Jun. 30, 2013 Golar Management UK Limited [Member]	Dec. 31, 2013 Golar Management UK Limited [Member]	Jun. 30, 2014 Bluelot [Member]	Dec. 31, 2013 Bluelot [Member]	Jun. 30, 2014 Corte Real [Member]	Dec. 31, 2013 Corte Real [Member]	Jun. 30, 2014 Frontline Management AS [Member]	Jun. 30, 2013 Frontline Management AS [Member]	Dec. 31, 2013 Frontline Management AS [Member]	Jun. 30, 2014 Golden Ocean [Member]	Jun. 30, 2013 Golden Ocean [Member]	Dec. 31, 2013 Golden Ocean [Member]	Jun. 30, 2014 Seadrill [Member]	Dec. 31, 2013 Seadrill [Member]	Jun. 30, 2014 Associated companies [Member]	Dec. 31, 2013 Associated companies [Member]	Jun. 30, 2014 Other related parties [Member]	Dec. 31, 2013 Other related parties [Member]	Jun. 30, 2014 SFL West Polaris [Member]	Dec. 31, 2013 SFL West Polaris [Member]	Jun. 30, 2013 SFL West Polaris [Member]	Jun. 30, 2014 SFL Deepwater [Member]	Dec. 31, 2013 SFL Deepwater [Member]	Jun. 30, 2013 SFL Deepwater [Member]	Jun. 30, 2014 SFL Hercules [Member]	Dec. 31, 2013 SFL Hercules [Member]	Jun. 30, 2013 SFL Hercules [Member] drilling_rigs	Jun. 30, 2014 SFL Linus [Member]	Dec. 31, 2013 SFL Linus [Member]	Jun. 30, 2013 SFL Linus [Member]	Dec. 31, 2010 Notes Receivable [Member] SFL West Polaris [Member]	Jun. 30, 2013 Notes Receivable [Member] SFL Deepwater [Member]	Dec. 31, 2010 Notes Receivable [Member] SFL Deepwater [Member]	Jun. 30, 2013 Notes Receivable [Member] SFL Hercules [Member]	Feb. 28, 2014 Notes Receivable [Member] SFL Linus [Member]	Jun. 30, 2013 Notes Receivable [Member] SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 30,204,000		$ 13,249,000				$ 13,424,000		$ 0			$ 786,000	$ 770,000			$ 6,101,000	$ 10,016,000	$ 0	$ 2,163,000																$ 100,000	$ 300,000	$ 9,104,000	$ 0	$ 689,000	$ 0
Loans to related parties	478,259,000		530,715,000																																						99,171,000	100,383,000		109,088,000	115,222,000		145,000,000	120,110,000		125,000,000	195,000,000
Loans to related parties - others, long-term	45,701,000		48,847,000													45,701,000	48,847,000
Due to related parties	1,939,000		13,965,000				229,000		815,000	89,000	0									1,589,000	1,011,000				0	6,064,000	0	6,018,000											32,000	57,000
Leasing revenues earned from related parties [Abstract]
Operating lease income				13,900,000	11,000,000	24,000,000
Direct financing lease interest income	23,164,000	28,489,000	55,385,000	23,200,000	28,500,000	55,400,000
Finance lease service revenue	23,530,000	26,650,000	52,390,000	23,500,000	26,700,000	52,400,000
Direct financing lease repayments				22,500,000	24,200,000	47,400,000
Profit sharing revenues	14,290,000	100,000	770,000	14,300,000	100,000	800,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	22						20		20	2	2
Number of vessels leased to related parties classified as operating leases										4	4	4	4
Combined balance of net investments in direct financing leases														883,400,000	1,016,900,000
Combined balance of net investments in direct financing leases, short-term maturities														45,000,000	45,100,000
Vessels and equipment, net				205,800,000		212,900,000
Management fees paid, vessels	24,807,000	27,869,000	54,916,000				24,500,000	27,500,000	54,200,000																							400,000	300,000	700,000
Management fees paid, supervision of newbuildings							1,600,000	1,200,000	2,400,000
Administrative expenses - related parties	495,000	233,000	439,000				300,000	200,000	400,000
Management fees paid, provision of office facilities																						100,000	100,000	200,000					200,000	200,000	300,000
Related party loans [Abstract]
Notes receivable to related parties																																																					145,000,000		290,000,000	145,000,000		195,000,000
Repayment of Notes Receivable from Related Parties																																																						145,000,000			70,000,000
Number of rigs transferred to related parties																																																	1
Accrued interest on loan notes receivable with related parties																																									$ 3,300,000	$ 6,500,000	$ 3,300,000	$ 3,300,000	$ 9,600,000	$ 6,300,000	$ 3,300,000	$ 3,500,000	$ 200,000	$ 2,100,000	$ 0	$ 0